Drinker Biddle & Reath LLP

One Logan Square, Suite 2000

Philadelphia, PA 19103

(215) 988-2700 (Phone)

(215) 988-2757 (Facsimile)

www.drinkerbiddle.com

June 30, 2014

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:                             The RBB Fund, Inc.

Post-Effective Amendment No. 168

Registration Nos. 33-20827/811-05518

Ladies and Gentlemen:

On behalf of The RBB Fund, Inc. (the “Company”), transmitted herewith for filing under the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, is Post-Effective Amendment No. 168 to the Company’s Registration Statement on Form N-1A (the “Amendment”).

Pursuant to Rule 485(b) under the Securities Act, it is proposed that the Amendment become effective immediately.  The purpose of the Amendment is to respond to the Staff’s comments on Post-Effective Amendment No. 167 and to make non-material changes to finalize and complete the disclosure to the prospectus and statement of additional information for the Company’s Abbey Capital Futures Strategy Fund.

Questions and comments concerning the Amendment may be directed to the undersigned at 215-988-3307.

Respectfully,
/s/ Jillian L. Bosmann
Jillian L. Bosmann
Enclosure